Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jan. 31, 2024	Jan. 31, 2023
Cash flows from operating activities:
Net loss	$ (2,080,247)	$ (1,162,531)	$ (3,712,047)	$ (4,299,470)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	554,056	140,741	2,043,909	2,769,292
Amortization of beneficial conversion feature		135,246	261,062	6,095
Amortization of debt discount	19,490	11,317	45,266
Convertible notes payable issued for expenses				360,666
Expenses paid by parent company				395,735
Change in assets and liabilities:
Prepaid expenses	(116,233)	(27,321)	(21,624)	5,000
Accounts payable and accrued expenses	(71,811)	(33,433)	78,757	281,639
Accrued expenses - related party	12,277	233,887	288,689	83,333
Accrued interest	83,194	122,460	147,560	250,136
Net cash used in operating activities	(1,599,274)	(579,634)	(868,428)	(147,574)
Cash flows from financing activities:
Proceeds from convertible notes payable		201,200	202,200
Proceeds from sale of preferred stock	2,023,384		265,000
Proceeds from notes payable				361,000
Net cash provided by financing activities	2,023,384	201,200	467,200	361,000
Net increase in cash	424,110	(378,434)	(401,228)	213,426
Cash at beginning of period	30,146	431,374	431,374	217,948
Cash at end of period	454,256	52,940	30,146	431,374
Cash paid for interest				90,813
Cash paid for taxes
Non-cash investing and financing activities:
Conversion of liabilities into common stock			269,085
Beneficial conversion feature on convertible debt				$ 685,166
Conversion of convertible notes payable	1,048,793
Cashless exercise of warrants and options	$ 20,563